Product Returns Liability	12 Months Ended
Dec. 31, 2011
Product Returns Liability and Commitments and Contingencies [Abstract]
PRODUCT RETURNS LIABILITY

NOTE 11 — PRODUCT RETURNS LIABILITY

The liability for product returns is included in “Accrued expenses and other current liabilities.” This liability includes accruals for estimated parts returned under warranty and for parts returned because of customer excess quantities. Holdings provides warranties for its products’ performance. Warranty periods vary by part. In addition to returns under warranty, Holdings allows its customers to return quantities of parts that the customer determines to be in excess of its current needs. Customer rights to return excess quantities vary by customer and by product category. Generally, these returns are contractually limited to 3% to 5% of the customer’s purchases in the preceding year. While Holdings does not have a contractual obligation to accept excess quantity returns from all customers, common practice for Holdings and the industry is to accept periodic returns of excess quantities from on-going customers. If a customer elects to cease purchasing from Holdings and change to another vendor, it is industry practice for the new vendor, and not Holdings, to accept any inventory returns resulting from the vendor change and any subsequent inventory returns.

Holdings’ management routinely monitors returns data and adjusts estimates based on this data.

The fair value of the product returns liability assumed in the UCI Acquisition was unchanged from the historical carrying value. Changes in Holdings’ product returns accrual were as follows (in millions):

	Successor	Predecessor
	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Beginning of period	$—	$53.7	$42.1	$32.0
Addition due to UCI Acquisition	54.6	—	—	—
Cost of unsalvageable parts	(51.3)	(4.0)	(52.0)	(46.4)
Reduction to sales, net of salvage	52.3	4.9	63.6	55.2
Reclassification from other current liabilities	—	—	—	1.3

End of period	$55.6	$54.6	$53.7	$42.1